Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 14, 2012	Jan. 26, 2012	Jan. 18, 2012	Oct. 04, 2011
Consolidated Statement of Stockholders' Equity (Deficit) [Abstract]
Common stock issued, price per share	$ 1.39	$ 1.39	$ 1.5	$ 0.25	$ 0.25